Digital Assets (Tables)	6 Months Ended
Jun. 30, 2022
Digital assets Table [Abstract]
Schedule of digital asset holdings
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

BTC	-	6,030
Total	-	6,030

Schedule of additional information about bitcoin
	June 30, 2021	June 30, 2022
	RMB’000	RMB’000
Opening balance	-	-
Receipt of bitcoins from mining services	-	10,920
Impairment of bitcoins	-	(4,890)
Ending balance	-	6,030